Redeemable Noncontrolling Interests	12 Months Ended
Mar. 31, 2014
Redeemable Noncontrolling Interests

18. Redeemable Noncontrolling Interests

Changes in redeemable noncontrolling interests in fiscal 2012, 2013 and 2014 are as follows:

	Millions of yen
	2012	2013	2014
Beginning Balance	¥33,902	¥37,633	¥41,621
Adjustment of redeemable noncontrolling interests to redemption value	1,188	(400)	2,851
Contribution to subsidiary	0	0	413
Transaction with noncontrolling interests	1,213	942	1,309
Comprehensive income
Net Income	2,724	3,985	4,108
Other comprehensive income (loss)
Net change of foreign currency translation adjustments	(315)	5,224	4,099
Total other comprehensive income (loss)	(315)	5,224	4,099
Comprehensive income	2,409	9,209	8,207
Cash dividends	(1,079)	(5,763)	(1,224)

Ending Balance	¥37,633	¥41,621	¥53,177